FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment of equipment	$ 0	$ 0	$ 0
ANDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Carrying amount	9,700,000
Intangible assets, fair value	1,000,000.0
Impairment of intangible assets	8,700,000
Level 2 | Black Belt Tx Limited | Convertible loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available-for-sale debt securities				$ 1,385,000
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Non-financial assets, measured at fair value	$ 0